UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05128

THE SWISS HELVETIA FUND, INC.

1270 Avenue of the Americas, Suite 400

New York, New York 10020

1-888-SWISS-00

Alexandre de Takacsy

Hottinger et Cie

3 Place des Bergues

C.P. 395

CH-1201 Geneva

Switzerland

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – March 31, 2010

Item 1.	Schedule of Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited)	March 31, 2010

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — 93.76%

Banks — 5.10%

243,000	Credit Suisse Group[2] Registered Shares	$12,547,670	2.85%
	A global diversified financial service company with significant activity in private banking, investment banking, asset management and insurance service. (Cost $9,244,741)

610,000	UBS AG1 Registered Shares	9,933,400	2.25%
	A global diversified financial service company with significant activity in private banking, investment banking, and asset management. (Cost $6,276,207)

		22,481,070	5.10%

Biotechnology — 4.11%

224,555	Actelion, Ltd.[1] Registered Shares	10,234,101	2.32%
	Biotechnology company that develops and markets synthetic small-molecule drugs against diseases related to the endothelium. (Cost $13,361,358)

488,370	Addex Pharmaceuticals, Ltd.[3] Registered Shares	6,333,429	1.44%
Bio-pharmaceutical company that discovers and develops allosteric modulators for human health. Allosteric modulators are a different kind of orally available small molecule therapeutic agent.
	(Cost $21,438,553)

No. of Shares	Security	Fair Value	Percent of Net Assets

Biotechnology — (continued)

3,029	NovImmune SA4,5,6 Common Shares	$1,523,348	0.35%
	Active in the development of therapeutic antibodies to treat patients with autoimmune disorders, kidney transplants, Crohn’s disease and type 1 diabetes. (Cost $1,551,109)

		18,090,878	4.11%

Chemicals — 2.81%

44,500	Syngenta AG2 Registered Shares	12,379,079	2.81%
	Produces herbicides, insecticides and fungicides, and seeds for field crops, vegetables, and flowers. (Cost $10,523,501)

		12,379,079	2.81%

Commercial Services — 1.00%

3,200	SGS SA Registered Shares	4,420,503	1.00%
	Provides industrial inspection, analysis, testing, and verification services worldwide. (Cost $4,144,258)

		4,420,503	1.00%

Construction & Materials — 2.89%

1,141	Belimo Holding AG Registered Shares	1,441,765	0.33%
	World market leader in damper and volume control actuators for ventilation and air-conditioning equipment. (Cost $222,726)

See Notes to Schedule of Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	March 31, 2010

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Construction & Materials — (continued)

2,000	Forbo Holding AG Registered Shares	$859,817	0.19%
	Produces floor coverings, adhesives, and belts for conveying and power transmission. (Cost $697,166)

70,700	Holcim, Ltd.[1] Registered Shares	5,279,578	1.20%
	Produces building materials. (Cost $3,960,128)

3,057	Sika AG Bearer Shares	5,169,788	1.17%
	Leading producer of construction chemicals. (Cost $4,241,473)

		12,750,948	2.89%

Food & Beverages — 20.46%

135	Lindt & Sprungli AG Registered Shares	3,661,821	0.83%
	Major manufacturer of premium Swiss chocolates. (Cost $471,624)

1,686,000	Nestle SA2 Registered Shares	86,498,504	19.63%
	Largest food and beverage processing company in the world. (Cost $26,892,712)

		90,160,325	20.46%

No. of Shares	Security	Fair Value	Percent of Net Assets

Industrial Goods & Services — 9.39%

915,000	ABB, Ltd.[2] Registered Shares	$20,020,379	4.54%
	The holding company for ABB Group, which is one of the largest electrical engineering firms in the world. (Cost $17,191,599)

57,000	Adecco SA Registered Shares	3,241,129	0.74%
	Supplies personnel and temporary help, and offers permanent placement services for professionals and specialists in a range of occupations. (Cost $2,592,710)

6,440	Inficon Holding AG Registered Shares	870,047	0.20%
	Manufactures and markets vacuum instruments used to monitor and control production processes. Manufactures on-site chemical detection and monitoring systems. (Cost $581,617)

54,744	Kuehne + Nagel International AG Registered Shares	5,549,555	1.26%
	Transports freight worldwide. (Cost $4,438,559)

75,000	Meyer Burger Technology AG Bearer Shares	1,881,146	0.43%
	Manufactures industrial cutting equipment. Produces wire, band, ID, OD and diamond wire saws, and slurry reclamation equipment. (Cost $1,934,144)

See Notes to Schedule of Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	March 31, 2010

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Industrial Goods & Services — (continued)

34,929	OC Oerlikon Corp. AG Registered Shares	$1,188,691	0.27%
	Manufactures coating machinery, semiconductor assembly equipment, and satellite components. (Cost $2,884,944)

18,000	Rieter Holding AG Registered Shares	5,250,107	1.19%
Manufactures spinning systems, chemical fibre systems and noise control products. The company’s spinning and chemical fibre systems are used to process cotton and plastic and man-made fibres.
	(Cost $4,696,988)

5,964	Schweiter Technologies AG Bearer Shares	3,360,080	0.76%
Manufactures textile machinery used primarily in the production and treatment of yarn, thread and textile samples. Also produces machines for the assembly and packaging of semiconductor devices.
	(Cost $3,253,522)

		41,361,134	9.39%

Insurance — 5.45%

170,000	Swiss Re1 Registered Shares	8,382,500	1.90%
	Offers reinsurance and insurance linked financial market products (Cost $7,539,044)

No. of Shares	Security	Fair Value	Percent of Net Assets

Insurance — (continued)

60,800	Zurich Financial Services AG2 Registered Shares	$15,613,738	3.55%
	Offers property, accident, health, automobile, liability, financial risk and life insurance and retirement products. (Cost $13,692,559)

		23,996,238	5.45%

Medical Technology — 0.59%

168,000	Kuros Biosurgery AG4,5,6 Registered Shares	2,585,721	0.59%
	Active in the development of biomaterials in the field of hard and soft tissue repair (healing process) for local therapy for trauma, wound and spine. (Cost $2,516,639)

		2,585,721	0.59%

Personal & Household Goods — 3.89%

53,600	Swatch Group AG2 Bearer Shares	17,120,631	3.89%
	Manufactures finished watches, movements and components. Produces components necessary to its eighteen watch brand companies. Also operates retail boutiques. (Cost $13,243,276)

		17,120,631	3.89%

Pharmaceuticals — 22.55%

1,154,700	Novartis AG2 Registered Shares	62,476,999	14.18%
	One of the leading manufacturers of branded and generic pharmaceutical products. Manufactures nutrition products. (Cost $32,095,886)

227,200	Roche Holding AG2 Non-voting equity securities	36,911,500	8.37%
	Worldwide pharmaceutical company. (Cost $4,015,648)

		99,388,499	22.55%

See Notes to Schedule of Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	March 31, 2010

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Real Estate & Infrastructure — 3.74%

31,000	Mobimo Holding AG Registered Shares	$5,625,386	1.27%
	Builds and renovates residential real estate and invests in commercial real estate. (Cost $4,747,595)

135,000	PSP Swiss Property AG Registered Shares	8,683,198	1.97%
	Owns and manages real estate. Owns a portfolio of office buildings in the financial and historic sections of the five largest Swiss cities. (Cost $7,878,569)

35,000	Swiss Prime Site AG Registered Shares	2,193,007	0.50%
	Owns business and mixed-use business/residential buildings in commercial centers in Switzerland. (Cost $2,028,007)

		16,501,591	3.74%

Retailers — 6.00%

276,000	Compagnie Financiere Richemont SA, Series A Bearer Shares	10,706,456	2.43%
	Manufactures and retails luxury goods. Produces jewelry, watches, leather goods, writing instruments, and men’s and women’s wear. (Cost $9,650,863)

No. of Shares	Security	Fair Value	Percent of Net Assets

Retailers — (continued)

142,818	Dufry Group[2] Registered Shares	$11,492,741	2.61%
	Operates duty-free shops in countries such as Tunisia, Italy, Mexico, France, Russia, the United Arab Emirates, Singapore, the Caribbean and the United States. (Cost $8,681,443)

10,600	Galenica AG Registered Shares	4,219,657	0.96%
	Manufactures and distributes prescription and over-the-counter drugs, toiletries and hygiene products. (Cost $3,051,975)

		26,418,854	6.00%

Technology — 4.79%

260,000	Kudelski SA Bearer Shares	8,020,712	1.82%
	Designs and manufactures digital security products. (Cost $7,833,591)

444,000	Temenos Group AG1,2 Registered Shares	13,097,905	2.97%
	Provides integrated software for the banking sector. (Cost $9,208,584)

		21,118,617	4.79%

Utility Suppliers — 0.99%

735	Elektrizitats-Gessellschaft Laufenburg AG Bearer Shares	563,531	0.13%
	Operates nuclear and hydroelectric generating plants and sells excess power throughout Europe. (Cost $968,580)

See Notes to Schedule of Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	March 31, 2010

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Utility Suppliers — (continued)

2,310	Romande Energie Holding SA Registered Shares	$3,818,726	0.86%
	Distributes electricity in the Canton of Vaud, provides repair and other electrical services to its customers. (Cost $5,692,026)

		4,382,257	0.99%

	Total Common Stocks (Cost $273,443,924)	$413,156,345	93.76%

Preferred Stocks — 0.89%

3,162	NovImmune SA, Series B Preferred Shares[4,5,6] Active in the development of therapeutic antibodies to treat patients with autoimmune disorders, kidney transplants, Crohn’s disease and type 1 diabetes. (Cost $2,062,306)	2,026,317	0.46%

133,200	Synosia Therapeutics Holding AG, Series B Preferred Shares[4,5,6] Active in the development of innovative treatment for central nervous system disease including Parkinson’s and Alzheimer’s disease. (Cost $1,740,546)	1,900,145	0.43%

	Total Preferred Stocks (Cost $3,802,852)	3,926,462	0.89%

No. of Shares	Security	Fair Value	Percent of Net Assets

Convertible Corporate Bond — 1.61%

6,500,000	Adecco Investment Bond, 6.50%, 11/26/12 (Cost $6,387,196)	$7,081,501	1.61%

	Total Convertible Corporate Bond (Cost $6,387,196)	7,081,501	1.61%

Private Equity Investments — 1.65%

	Aravis Biotech Il - Limited Partnership[4,5,6] (Cost $1,573,473)	1,552,223	0.35%

	Zurmont Madison Private Equity, Limited Partnership[4,5,6] (Cost $7,876,791)	5,725,782	1.30%

	Total Private Equity Investments (Cost $9,450,264)	7,278,005	1.65%

Purchased Options — 0.01%

Call Options — 0.01%

118,750	Julius Baer Holding AG Expires 06/18/10 at 60.00 CHF	16,923	— %^

300,000	UBS AG Expires 06/18/10 at 20.00 CHF	31,353	0.01%

		48,276	0.01%

	Total Purchased Options (Cost $1,238,249)	48,276	0.01%

	Total Investments* (Cost $294,322,485)	431,490,589	97.92%

	Other Assets less Other Liabilities, net	9,157,548	2.08%

	Net Assets	$440,648,137	100.0%

See Notes to Schedule of Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (concluded)	March 31, 2010

^	Amount designated as “—” has been rounded to zero.
[1]	Non-income producing security.
[2]	One of the ten largest portfolio holdings.
[3]

Affiliated Company. An affiliated company is a company in which the Fund has ownership of at least 5% of the company’s outstanding voting securities. Transactions during the year with companies which were affiliates are as follows:

Name of Issuer	Shares Held as of 12/31/09	Gross Additions	Gross Reductions	Income	Shares Held as of 3/31/10	Value as of 3/31/10
Addex Pharmaceuticals Ltd.	488,370	$—	$—	$—	488,370	$6,333,429

	488,370	$—	$—	$—	488,370	$6,333,429

[4]

Security valued by the Board’s Pricing Committee. Restricted security not registered under the Securities Act of 1933, as amended, other than Rule 144A securities. At the end of the period, the value of these securities amounted to $15,313,536 or 3.48% of the Fund’s net assets. Additional information on the restricted securities is as follows:

Security	Acquisition Date	Acquisition Cost
Aravis Biotech II, LP	July 31, 2007-November 17, 2009	$1,573,473
Kuros Biosurgery Holding AG	August 10, 2009-August 28, 2009	2,516,639
NovImmune SA — Common Shares	October 7, 2009-December 11, 2009	1,551,109
NovImmune SA — Preferred Shares	October 7, 2009-December 11, 2009	2,062,306
Synosia Therapeutics Holding AG	October 17, 2008-February 23, 2009	1,740,546
Zurmont Madison Private Equity, LP	September 13, 2007-December 22, 2009	7,876,791

		$17,320,864

[5]	Illiquid. There is no public market for these securities.
[6]	Security priced at fair value as determined by the Board’s Pricing Committee. At the end of the period, the value of these securities amounted to $15,313,536 or 3.48% of the Fund’s net assets.
*	Cost for Federal income tax purposes is $297,688,723 and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$159,487,829
Gross Unrealized Depreciation	(25,685,963)

Net Unrealized Appreciation (Depreciation)	$133,801,866

The description of each investment shown on the Schedule of Investments was obtained from Bloomberg as of March 31, 2010.

See Notes to Schedule of Investments.

THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments

Note 1—Organization and Significant Accounting Policies

A. Organization

The Swiss Helvetia Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end investment management company. The Fund is organized as a corporation under the laws of the State of Delaware.

The investment objective of the Fund is to seek long-term growth of capital through investment in equity and equity-linked securities of Swiss companies. The Fund may also acquire and hold equity and equity-linked securities of non-Swiss companies in limited instances.

B. Valuation at Securities

The Fund values its investments at fair value.

When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund’s net asset value (“NAV”). When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the mean between the bid and asked prices for that day.

When valuing fixed income securities, the Fund uses the last bid price prior to the calculation of the Fund’s NAV. If a current bid price is not available, the Fund uses the mean between the latest quoted bid and asked prices. When valuing fixed income securities that mature within sixty days, the Fund uses amortized cost, which approximates fair value.

It is the responsibility of the Fund’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available, or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith in accordance with these procedures. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at some other value.

Swiss Exchange-listed options or options that are not listed at the request of a counterparty are valued using implied volatilities as input into widely accepted models (e.g., Black-Scholes). Eurex-listed options are valued at their most recent sale price (latest bid for long options and the latest ask for short options), or if there are not such sales, at the average of the most recent bid and asked quotations, or if such quotations are not available, at the last bid quotation (in the case of purchased options) or the last asked quotation (in the case of written options); however, if there are no such quotations, such contracts will be valued using the implied volatilities observed for similar options as an input to a model. Options traded in the over-the-counter market are valued at the price communicated by the counterparty to the option, which typically is the price at which the counterparty would close out the transaction.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets and liabilities

Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Investments in Securities
Common Stock*	$409,047,276	$—	$4,109,069	$413,156,345
Preferred Stock	—	—	3,926,462	3,926,462
Convertible Corporate Bond	—	7,081,501	—	7,081,501
Private Equity Investments	—	—	7,278,005	7,278,005
Purchased Options	48,276	—	—	48,276

Total Investments in Securities	$409,095,552	$7,081,501	$15,313,536	$431,490,589

*	Please see the Schedule of Investments for Industry classifications. The Industry Classification for Level 3 is Biotechnology (NovImmune SA) and Medical Technology (Kuros Biosurgery AG).

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures—Overall”. New disclosures and clarifications of existing disclosures are effective for interim periods while disclosures about purchases, sales, issuances, and settlements in the Level 3 roll forward of activity in fair value measurements are effective for interim and fiscal periods beginning after December 15, 2010. The Trust has adopted a policy of recognizing transfers between Level 1 and Level 2 at the reporting period end. For the three-month period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The inputs and valuation techniques used in valuing the private equity funds include an analysis of the underlying investments which includes consideration of their valuations and potential events that could have a material impact on their operations.

	Common Stock	Preferred Stock	Private Equity Investments
Balance as of 12/31/2009	$1,551,052	$6,630,615	$7,395,960
Change in Unrealized Appreciation/Depreciation	(27,704)	(118,432)	(117,955)
Net Purchases/(Sales)	—	—	—

Balance as of 3/31/2010	$1,523,348	$6,512,183	$7,278,005

C. Options

The Fund may buy call options and put options, and may sell (write) covered call options. Options may be entered into on securities in which the Fund may invest and on Swiss stock indices. Option contracts are utilized to manage the Fund’s exposure to changing security prices and to generate income. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call option, such option is “covered”, meaning that the Fund holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains.

THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments (continued)

Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Transactions in options written during the period ended March 31, 2010, were as follows:

	Number of Contracts	Premiums Received
Outstanding, December 31, 2009	30,000	$762,490
Written	—	—
Exercised	—	—
Expired	—	—
Closed	(30,000)	(762,490)

Outstanding, March 31, 2010	—	$—

Market Value of Liability, March 31, 2010		$—

D. Foreign Currency Translation

The Fund maintains its accounting records in U.S. dollars. The Fund’s assets are invested primarily in Swiss equities and equity-linked securities. In addition, the Fund makes its temporary investments in Swiss franc-denominated bank deposits, short-term debt securities and money market instruments. Substantially all income received by the Fund is in Swiss francs. The Fund’s NAV, however, is reported, and distributions from the Fund are made, in U.S. dollars resulting in gain or loss from currency conversions in the ordinary course of business. Historically, the Fund has not entered into transactions designed to reduce currency risk and does not intend to do so in the future. The cost basis of foreign denominated assets and liabilities is determined on the date that they are first recorded within the Fund and translated to U.S. dollars. These assets and liabilities are subsequently valued each day at prevailing exchange rates. The difference between the original cost and current value denominated in U.S. dollars is recorded as unrealized foreign currency gain/loss. In valuing assets and liabilities, the Fund uses the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Fund uses the prevailing exchange rate on the transaction date.

E. Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Concentration of Market Risk

The Fund primarily invests in securities of Swiss issuers. Such investments may carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, unfavorable movements in the U.S. dollar relative to the Swiss franc, and the possible imposition of exchange controls and changes in governmental law and restrictions. In addition, concentrations of investments in securities of issuers located in a specific region exposes the Fund to the economic and government policies of that region and may increase risk compared to a fund whose investments are more diversified.

THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments (concluded)

Note 2—Private Equity and Other Illiquid Direct Investments

The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the practical expedient as calculated on the reporting entity’s measurement date as the fair value of the investment. A listing of the investments held by the Fund and their attributes as of March 31, 2010 that qualify for these valuations are shown in the table below.

As of March 31, 2010, the Fund invested in private equity funds (limited partnerships). The Fund’s investments are summarized in the Schedule of Investments. The Fund’s capital commitments and the amounts disbursed to the private equity funds are shown in the table below:

Private Equity Funds—International (a)	Original Capital Commitment*	Unfunded Commitments	Fair Value as of March 31, 2010
Zurmont Madison Private Equity LP	$13,301,031	$5,435,355	$5,725,782
Aravis Biotech II LP	3,087,739	1,425,690	1,552,223

*	The original capital commitment represents 14,000,000 and 3,250,000 Swiss francs for Zurmont Madison Private Equity LP and Aravis Biotech II LP, respectively. The exchange rate as of March 31, 2010 was used for conversion and equals 1.05255.

(a)	This category includes two private equity funds that invest primarily in ventures, biotechnology and in management buyouts of industrial and consumer goods companies. There is no redemption right for the interests in these two funds. Instead, the nature of the investments in this category is that distributions are received through the realization of the underlying assets of a fund. If these investments were held, it is estimated that the underlying assets of each fund would be realized over 4 to 6 years.

Note 3—Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date of this filing.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S SEMI-ANNUAL REPORT OR AUDITED ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.	Controls and Procedures.

(a)	The registrant’s Chief Executive Officer and Chief Financial Officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Swiss Helvetia Fund, Inc.

By (Signature and Title)*	/S/ RUDOLF MILLISITS
Rudolf Millisits, Chief Executive Officer

Date	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ RUDOLF MILLISITS
Rudolf Millisits, Chief Executive Officer

Date	May 24, 2010

By (Signature and Title)*	/S/ RUDOLF MILLISITS
Rudolf Millisits, Chief Financial Officer

Date	May 24, 2010